Risk (Details 2)	12 Months Ended
Dec. 31, 2021 EUR (€)
Euro Weakens Against U.S. Dollars
Statement [Line Items]
Conversion rate	1.2459
Profit/(loss)	€ (1,324,098)
Carrying amount	€ 13,240,980
Euro Strengths Against U.S. Dollars
Statement [Line Items]
Conversion rate	1.0193
Profit/(loss)	€ 1,618,342
Carrying amount	€ 16,183,420